SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2021
Accounting Policies [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT ESTIMATED LIVES
Office furniture	5 years
Electronic equipment	2-3 years
Machinery	3 years
Leasehold improvements	3 years
Vehicles	5 years

Office furniture	5 years
Electronic equipment	2-3 years
Machinery	3 years
Leasehold improvements	3 years
Vehicles	5 years

SCHEDULE OF CONCENTRATION OF CREDIT RISK

During the three months ended September 30, 2021, the Company had two major customers that accounted for over 10% of its total revenue.

	Net sales for the
	three months ended
Customer	September 30, 2021	% of total revenue
B	$299,076	32%
A*	146,140	16%

During the nine months ended September 30, 2021, the Company had two major customers that accounted for over 10%

of its total revenue.

	Net sales for the
	nine months ended
Customer	September 30, 2021	% of total revenue
A*	$1,152,208	33%
B	590,688	17%

During the three months ended September 30, 2020, the Company had one major customer that accounted for over 10% of its total revenue.

	Net sales for the
	three months ended
Customer	September 30, 2020	% of total revenue
A*	$673,978	58%

During the nine months ended September 30, 2020, the Company had one major customer that accounted for over 10% of its total revenue.

	Net sales for the
	nine months ended
Customer	September 30, 2020	% of total revenue
A*	$1,603,806	45%

During the three months ended September 30, 2021, the Company had one supplier that accounted for over 10% of its total purchases.

	Net purchases for the
	nine months ended
Supplier	September 30, 2021	% of total purchase
C	$28,361	14%

During the nine months ended September 30, 2021, the Company had two major suppliers that accounted for over 10% of its total purchases.

	Net purchases for the
	nine months ended
Supplier	September 30, 2021	% of total purchase
D	$232,584	23%
E	180,368	18%

During the year ended December 31, 2021, the Company had two major customers that accounted for over 10% of its total revenue.

Customer	Net sales for the year ended December 31, 2021	% of total revenue
A*	$1,286,792	30%
B	658,018	16%

During the year ended December 31, 2020, the Company had one major customer that accounted for over 10% of its total revenue.

Customer	Net sales for the year ended December 31, 2020	% of total revenue
A*	$1,863,785	39%

During the year ended December 31, 2021, the Company had one major supplier that accounted for over 10% of its total purchases.

Supplier	Net purchases for the year ended December 31, 2021	% of total purchase
C	$233,187	19%
F	180,907	15%

During the year ended December 31, 2020, the Company had one major supplies that accounted for over 10% of its total purchases.

Supplier	Net purchase for the year ended December 31, 2020	% of total purchase
A*	$110,037	13%

*	Represented advertising revenues from this customer during the years ended December 31, 2021 and 2020. The Company also purchased inventory from this customer during the years ended December 31, 2021 and 2020.

SCHEDULE OF SEGMENT REPORTING

The following table shows the Company’s operations by business segment for the three months ended September 30, 2021 and 2020:

	2021	2020
Net revenue
Advertising and products	$509,861	$728,896

Hotel	227,785	295,215
Total revenues, net	$932,203	$1,161,267

Operating costs and expenses
Advertising and products

Operating expenses	267,331	389,141

Cost of goods sold	130,883	96,094

Hotel

Operating expenses	86,935	23,550
Total operating costs and expenses	$1,195,786	$1,077,193

Income (loss) from operations
Advertising and products	$204,069	$319,277
Pharmacies	(100,827)	(83,182)
Hotel	(366,825)	(152,021)
Income (loss) from operations	$(263,583)	$84,074

The following table shows the Company’s operations by business segment for the nine months ended September 30, 2021 and 2020.

	2021	2020
Net revenue
Advertising and products	$2,060,787	$1,774,139
Pharmacies	497,557	1,096,347
Hotel	975,841	655,177
Total revenues, net	$3,534,185	$3,525,663

Operating costs and expenses
Advertising and products
Cost of goods sold	$199,141	$67,379
Operating expenses	966,903	1,054,869
Pharmacies
Cost of goods sold	346,190	914,183
Operating expenses	523,107	373,404
Hotel
Hotel operating costs	1,551,526	1,140,959
Operating expenses	325,162	100,993
Total operating costs and expenses	$3,912,029	$3,651,787

Income (loss) from operations
Advertising and products	$894,743	$651,891
Pharmacies	(371,740)	(191,240)
Hotel	(900,847)	(586,775)
Income (loss) from operations	$(377,844)	$(126,124)

	As of	As of
Segment assets	September 30, 2021	December 31, 2020
Advertising and products	$3,775,971	$8,078,079
Pharmacies	797,105	568,064
Hotel	2,091,486	2,709,946
Total assets	$6,664,562	$11,356,089

The following table shows the Company’s operations by business segment for the year ended December 31, 2021 and 2020.

	2021	2020
Net revenue
Advertising and products	$2,406,988	$2,451,055
Pharmacies	639,940	1,264,427
Hotel	1,195,063	1,074,151
Total revenues, net	$4,241,991	$4,789,633

Operating costs and expenses
Advertising and products
Cost of goods sold	$316,750	$224,675
Operating expenses	1,344,543	1,431,920
Pharmacies
Cost of goods sold	473,838	933,081
Operating expenses	648,591	518,777
Hotel
Hotel operating costs	1,981,648	1,537,307
Operating expenses	478,894	303,257
Total operating costs and expenses	$5,244,264	$4,949,017

Income (loss) from operations
Advertising and products	$745,695	$794,460
Pharmacies	(482,489)	(187,431)
Hotel	(1,265,479)	(766,413)
Income (loss) from operations	$(1,002,273)	$(159,384)

	As of	As of
Segment assets	December 31, 2021	December 31, 2020
Advertising and products	$8,914,211	$8,078,079
Pharmacies	931,706	568,064
Hotel	1,814,429	2,709,946
Total assets	$11,660,346	$11,356,089

SCHEDULE OF RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENT

The Company included the following tables that present the effect of the adjustments discussed above on selected line items of our previously reported consolidated financial statements as of and for the periods ended September 30, 2021 and 2020. Details of changes are presented in the following tables.

	For the Three Months Ended September 30, 2021
	Previously Reported	Adjustments	Restated
Consolidated Statements of Operations and Comprehensive Income (loss)
Total Revenues, net	812,910	119,293	932,203
Total operating costs and expenses	906,419	289,367	1,195,786
(Loss) income from operations	(93,509)	(170,074)	(263,583)
Total non-operating income, net	21,499	10,236	31,735
(Loss) income before income tax	(72,010)	(159,838)	(231,848)
Net (loss) income	(146,104)	(159,838)	(305,942)
Comprehensive (loss) income	(139,466)	(15,802)	(155,268)

	For the Nine Months Ended September 30, 2021
	Previously Reported	Adjustments	Restated
Consolidated Statements of Operations and Comprehensive Income (loss)
Total Revenues, net	2,363,836	1,170,349	3,534,185
Total operating costs and expenses	1,766,671	2,145,358	3,912,029
(Loss) income from operations	597,165	(975,009)	(377,844)
Total non-operating income, net	17,264	65,645	82,909
(Loss) income before income tax	614,429	(909,364)	(294,935)
Net (loss) income	322,283	(909,364)	(587,081)
Comprehensive (loss) income	406,045	(792,950)	(386,905)

	As of and for the Nine Months Ended September 30, 2021
	Previously Reported	Adjustments	Restated
Consolidated Statements of Stockholders’ Equity Accumulated deficit
Acquisition of subsidiaries	(3,648,666)	3,648,666	-

	As of and for the Nine Months Ended September 30, 2021
	Previously Reported	Adjustments	Restated
Consolidated Statements of Cash Flows
Net cash (used in) provided by operating activities	546,069	(635,915)	(89,846)
Net cash (used in) provided by investing activities	(4,410,524)	(89,638)	(4,500,162)
Net cash (used in) provided by financing activities	(592,814)	639,127	46,313

	As of and for the Year Ended December 31, 2020
	Previously Reported	Adjustments	Restated
Consolidated Balance Sheets
Total current assets	7,925,972	558,533	8,484,505
Total assets	8,093,818	3,262,271	11,356,089
Total current liabilities	1,172,486	4,166,420	5,338,906
Total liabilities	1,201,736	5,716,381	6,918,117
Total stockholders’ equity	6,892,082	(2,454,110)	4,437,972
Total liabilities and stockholders’ equity	8,093,818	3,262,271	11,356,089

	For the Three Months Ended September 30, 2020
	Previously Reported	Adjustments	Restated
Consolidated Statements of Operations and Comprehensive Income (loss)
Total Revenues, net	728,896	432,371	1,161,267
Total operating costs and expenses	409,619	667,574	1,077,193
(Loss) income from operations	319,277	(235,203)	84,074
Total non-operating income, net	323,373	38,067	361,440
(Loss) income before income tax	642,650	(197,136)	445,514
Net (loss) income	640,331	(197,136)	443,195
Comprehensive (loss) income	901,042	(279,598)	621,444

	For the Nine Months Ended September 30, 2020
	Previously Reported	Adjustments	Restated
Consolidated Statements of Operations and Comprehensive Income (loss)
Total Revenues, net	1,774,139	1,751,524	3,525,663
Total operating costs and expenses	1,122,248	2,529,539	3,651,787
(Loss) income from operations	651,891	(778,015)	(126,124)
Total non-operating income, net	554,885	48,124	603,009
(Loss) income before income tax	1,206,776	(729,891)	476,885
Net (loss) income	1,204,457	(729,919)	474,538
Comprehensive (loss) income	1,383,847	(787,935)	595,912

	For the Nine Months Ended September 30, 2020
	Previously Reported	Adjustments	Restated
Consolidated Statements of Cash Flows
Net cash (used in) provided by operating activities	1,456,421	(406,509)	1,049,912
Net cash (used in) provided by investing activities	4,033,470	8,698	4,042,168
Net cash provided by financing activities	2,227,904	382,048	2,609,952

	As of and for the Nine Months Ended September 30, 2020
	Previously Reported	Adjustments	Restated
Consolidated Statements of Stockholders’ Equity Additional paid in capital
Return of prepayment for acquisition	-	4,053,587	4,053,587
Capital contribution	-	69,423	69,423

	As of December 31, 2019
	Previously Reported	Adjustments	Restated
Consolidated Statements of Stockholders’ Equity
Additional paid in capital	10,743,875	(3,721,404)	7,022,471

The Company included the following tables that present the effect of the adjustments discussed above on selected line items of our previously reported consolidated financial statements as of and for the years ended December 31, 2021 and 2020. Details of changes are presented in the following tables.

	As of and for the Year Ended December 31, 2021
	Previously Reported	Adjustments	Restated
Consolidated Statements of Operations and Comprehensive Income (loss)
Total Revenues, net	3,066,233	1,175,758	4,241,991
Total operating costs and expenses	3,093,171	2,151,093	5,244,264
(Loss) income from operations	(26,938)	(975,335)	(1,002,273)
Total non-operating income, net	34,023	66,003	100,026
(Loss) income before income tax	7,085	(909,332)	(902,247)
Net (loss) income	(267,236)	(909,332)	(1,176,568)
Comprehensive (loss) income	(144,953)	(792,950)	(937,903)

	As of and for the Year Ended December 31, 2021
	Previously Reported	Adjustments	Restated
Consolidated Statements of Stockholders’ Equity
Accumulated deficit
Acquisition of subsidiaries	(3,648,666)	3,648,666	-
Additional paid in capital
Acquisition of subsidiaries	(4,313,025)	(401,606)	(4,714,631)
Debt forgiven by major shareholder	6,912,513	(4,439,285)	2,473,228
Shareholder contribution	-	4,439,285	4,439,285

	As of and for the Year Ended December 31, 2021
	Previously Reported	Adjustments	Restated
Consolidated Statements of Cash Flows
Net cash (used in) provided by operating activities	(57,804)	(635,382)	(693,186)
Net cash (used in) provided by investing activities	(4,431,513)	(89,648)	(4,521,161)
Net cash provided by financing activities	5,221,864	643,424	5,865,288

	As of and for the Year Ended December 31, 2020
	Previously Reported	Adjustments	Restated
Consolidated Balance Sheets
Total current assets	7,925,972	558,533	8,484,505
Total assets	8,093,818	3,262,271	11,356,089
Total current liabilities	1,172,486	4,166,420	5,338,906
Total liabilities	1,201,736	5,716,381	6,918,117
Total stockholders’ equity	6,892,082	(2,454,110)	4,437,972
Total liabilities and stockholders’ equity	8,093,818	3,262,271	11,356,089

	As of and for the Year Ended December 31, 2020
	Previously Reported	Adjustments	Restated
Consolidated Statements of Operations and Comprehensive Income (loss)
Total Revenues, net	2,451,055	2,338,578	4,789,633
Total operating costs and expenses	1,656,595	3,292,422	4,949,017
(Loss) income from operations	794,460	(953,844)	(159,384)
Total non-operating income, net	563,178	80,288	643,466
(Loss) income before income tax	1,357,638	(873,556)	484,082
Net (loss) income	1,017,511	(873,584)	143,927
Comprehensive (loss) income	1,454,570	(1,021,218)	433,352

	As of and for the Year Ended December 31, 2020
	Previously Reported	Adjustments	Restated
Consolidated Statements of Stockholders’ Equity Additional paid in capital
Return of prepayment for acquisition	-	4,053,587	4,053,587
Capital contribution	-	69,423	69,423

	As of December 31, 2019
	Previously Reported	Adjustments	Restated
Consolidated Statements of Stockholders’ Equity
Additional paid in capital	10,743,875	(3,721,404)	7,022,471

	As of and for the Year Ended December 31, 2020
	Previously Reported	Adjustments	Restated
Consolidated Statements of Cash Flows
Net cash (used in) provided by operating activities	1,613,207	(696,587)	916,620
Net cash (used in) provided by investing activities	4,085,236	(111,759)	3,973,477
Net cash provided by financing activities	1,546,854	814,542	2,361,396